Label	Element	Value
(PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, while incorporating PIMCO's ESG investment strategy.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2021
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for the Fund.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on PIMCO's market forecasts and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years.
The Fund may avoid investment in the securities of issuers whose business practices with respect to the environment, social responsibility, and governance ("ESG practices") are not to PIMCO's satisfaction. In determining the efficacy of an issuer's ESG practices, PIMCO will use its own proprietary assessments of material ESG issues and may also reference standards as set forth by recognized global organizations such as entities sponsored by the United Nations. Additionally, PIMCO may engage proactively with issuers to encourage them to improve their ESG practices. PIMCO's activities in this respect may include, but are not limited to, direct dialogue with company management, such as through in-person meetings, phone calls, electronic communications, and letters. Through these engagement activities, PIMCO seeks to identify opportunities for a company to improve its ESG practices, and will endeavor to work collaboratively with company management to establish concrete objectives and to develop a plan for meeting these objectives. The Fund may invest in securities of issuers whose ESG practices are currently suboptimal, with the expectation that these practices may improve over time either as a result of PIMCO's engagement efforts or through the company's own initiatives. It may also exclude those issuers that are not receptive to PIMCO's engagement efforts, as determined in PIMCO's sole discretion.
The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production of coal, or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.
In analyzing whether an issuer meets any of the criteria described above, PIMCO may rely upon, among other things, information provided by an independent third party.
The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The Fund seeks to eliminate foreign (non-U.S.) currency exposure (from non-U.S. dollar-denominated securities or currencies) through hedging techniques, although the Fund may have limited amounts of foreign (non-U.S.) currency exposure due to the difficulty in perfectly hedging such exposures.
The Fund may invest in mortgage or asset-backed securities, including to-be-announced transactions. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.
New Fund Risk: the risk that a new fund's performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies
Small Fund Risk: the risk that a smaller Fund may not achieve investment or trading efficiencies. Additionally, a smaller Fund may be more adversely affected by large purchases or redemptions of Fund shares
Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange's trading or listing requirements, or that Fund shares trade at prices other than the Fund's net asset value
Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a forward commitment transaction, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved
Responsible Investing Risk: the risk that, because the Fund's responsible investment strategy may select or exclude securities of certain issuers for reasons other than performance, the Fund may underperform funds that do not utilize a responsible investment strategy. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by PIMCO or any judgment exercised by PIMCO will reflect the beliefs or values of any particular investor
Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained at www.pimcoetfs.com/fundinfo.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pimcoetfs.com/fundinfo
(PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund) | PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.36%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 77

[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO has contractually agreed, through October 31, 2022, to reduce its management fee by 0.12% of the average daily net assets of the Fund. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to PIMCO ETF Trust at least 30 days prior to the end of the then current term. In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the management fee waived as set forth above (the "Fee Waiver Reimbursement Amount") during the previous thirty-six months from the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees pursuant to the Expense Limitation Agreement, exceed 0.0049% (the "Expense Limit") (calculated as a percentage of average daily net assets) (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Fee Waiver Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.
[3]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2021, to waive a portion of the Fund's management fees, or reimburse the Fund, to the extent that the Fund's organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the "Expense Limit") (calculated as a percentage of average daily net assets). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to PIMCO ETF Trust at least 30 days prior to the end of the then current term. In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the management fee waived or reimbursed as set forth above (the "Reimbursement Amount") during the previous thirty-six months from the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.